Information by Segment	12 Months Ended
Dec. 31, 2025
Segments [Abstract]
Information by Segment	Information by Segment
The information by segment is presented considering the Company’s business units (as defined in Note 1) based on its products and services, which is consistent with the internal reporting reviewed by the Chief Operating Decision Maker. A segment is a component of the Company that engages in business activities from which it earns revenues, and incurs the related costs and expenses, including revenues, costs and expenses that relate to transactions with any of the Company’s other components. All segments’ operating results are reviewed regularly by the Chief Operating Decision Maker, who makes decisions about the resources that would be allocated to the segment and to assess its performance, and for which financial information is available.
On February 15, 2023, the Company announced a new long-range plan to maximize value creation, as well as a series of decisions resulting from its strategic review process. During 2022, FEMSA carried out a thorough strategic review of its business platform, including the bottom-up definition of long-range plans for each business unit, as well as the top-down analysis of the optimal corporate and capital structure, to ensure full alignment between the Board and management as to how to pursue and maximize value creation.
Consistent with this vision, the Company has determined that the best path to maximize long term value creation is by focusing on its core business verticals which have the highest strategic relevance, growth potential, and financial and competitive strength:
•Retail, with what the Company believes has excellent long-term growth opportunities, comprised of Proximity, Health, and Fuel.
•Coca-Cola FEMSA, leveraging its leading competitive position and best in class execution, combined with significant financial strength and strategic opportunities.
•Digital solutions, building a powerful value-added financial ecosystem, while playing a key role in leveraging the connection among FEMSA’s core business units and its customers.
As a result of what is mentioned above, Logistics and Distributions segment, as well as the investment in Heineken are no longer presented as a reportable segment given the divestiture plans and their presentation as discontinued operations (see Note 4) for all periods in these consolidated financial statements.
Inter-segment transfers or transactions are entered into and presented under accounting policies of each segment, which are the same as those applied by the Company. Intercompany operations are eliminated and presented within the consolidation adjustment column included in the tables below.
a)By Business Unit:

2025	Coca-Cola FEMSA		Proximity Americas Division		Proximity Europe Division		Health Division		Fuel Division		Discontinued operations		Other (1)		Consolidation Adjustments		Consolidated
Total revenues	Ps.	291,746	Ps.	328,839	Ps.	57,028	Ps.	88,129	Ps.	67,195	Ps.	—	Ps.	29,128	Ps.	(21,111)	Ps.	840,954
Intercompany revenue		10,466		3,390		—		—		47		—		7,208		(21,111)		—
Cost of goods sold		158,570		180,344		33,778		64,275		59,004		—		20,025		(16,618)		499,378
Gross profit		133,176		148,495		23,250		23,854		8,191		—		9,103		(4,493)		341,576
Administrative expenses		15,043		10,405		3,884		2,455		290		—		10,283		(3,035)		39,325
Selling expenses		76,664		108,018		17,018		18,270		4,967		—		7,601		(3,214)		229,324
Income before income taxes and share of the profit of equity method accounted investees		37,158		14,171		1,723		642		1,222		—		(2,079)		—		52,837
Consolidated net income from continued operations		25,016		12,447		1,326		190		884		—		(8,384)		—		31,479
Consolidated net income from discontinued operations		—		—		—		—		—		1,574		—		—		1,574
Depreciation and amortization (2)		15,895		17,748		5,756		4,122		1,316		—		(594)		(105)		44,138
Non-cash items other than depreciation and amortization		278		1,043		225		1,738		68		—		3,827		—		7,179
Investments in equity method accounted investees		10,588		23,666		—		1		19		—		17,997		(26,545)		25,726
Total assets		314,539		239,785		44,539		74,516		25,867		—		200,530		(103,899)		795,877
Total liabilities		160,511		183,907		40,289		58,659		19,105		—		115,045		(110,991)		466,525
Investments in capital expenditure (3)		27,059		13,721		1,938		1,608		208		—		964		(183)		45,315

(1)Includes other companies and corporate (see Note 1).
(2)Includes bottle breakage.
(3)Includes acquisitions of property, plant and equipment, intangible assets, and other long-lived assets.

2024	Coca-Cola FEMSA		Proximity Americas Division		Proximity Europe Division		Health Division		Fuel Division		Discontinued operations		Other (1)		Consolidation Adjustments		Consolidated
Total revenues	Ps.	279,793	Ps.	307,197	Ps.	49,755	Ps.	79,755	Ps.	65,365	Ps.	—	Ps.	20,209	Ps.	(20,489)	Ps.	781,585
Intercompany revenue		10,193		3,430		—		—		176		—		6,690		(20,489)		—
Cost of goods sold		151,057		170,204		28,411		55,714		57,430		—		15,904		(18,648)		460,072
Gross profit		128,736		136,993		21,344		24,041		7,935		—		4,305		(1,841)		321,513
Administrative expenses		13,678		9,306		3,793		4,348		343		—		8,614		(997)		39,085
Selling expenses		74,423		97,989		15,748		16,144		4,792		—		5,657		(2,787)		211,966
Income before income taxes and share of the profit of equity method accounted investees		36,011		18,987		1,116		(1,049)		1,218		—		10,265		(1)		66,547
Consolidated net income from continued operations		24,549		15,915		791		(1,644)		930		—		(419)		(1)		40,121
Consolidated net income from discontinued operations		—		—		—		—		—		115		—		—		115
Depreciation and amortization (2)		13,659		15,591		5,046		3,668		1,293		—		176		(123)		39,310
Non-cash items other than depreciation and amortization		2,405		975		161		635		44		—		1,396		—		5,616
Investments in equity method accounted investees		10,233		827		—		1		—		—		17,636		—		28,697
Total assets		307,986		240,312		45,411		73,240		25,320		14,395		259,902		(115,030)		851,536
Total liabilities		157,445		182,428		42,373		57,768		19,528		6,952		114,832		(110,921)		470,405
Investments in capital expenditures (3)		29,553		16,239		2,270		1,835		398		—		3,200		(2,426)		51,069

(1)Includes other companies and corporate (see Note 1).
(2)Includes bottle breakage.
(3)Includes acquisitions and disposals of property, plant and equipment, intangible assets, and other long-lived assets. The disposals of property, plant and equipment are for Ps. $150.

2023	Coca-Cola FEMSA		Proximity Americas Division		Proximity Europe Division		Health Division		Fuel Division		Discontinued operations		Other (1)		Consolidation Adjustments		Consolidated
Total revenues	Ps.	245,088	Ps.	278,520	Ps.	43,552	Ps.	75,358	Ps.	58,499	Ps.	—	Ps.	29,652	Ps.	(27,977)	Ps.	702,692
Intercompany revenue		8,448		1,735		—		3		349		—		17,442		(27,977)		—
Cost of goods sold		134,228		161,458		24,930		52,859		51,155		—		24,228		(25,673)		423,185
Gross profit		110,860		117,062		18,622		22,499		7,344		—		5,424		(2,304)		279,507
Administrative expenses		12,820		6,514		3,231		2,788		299		—		7,654		(999)		32,307
Selling expenses		63,278		84,543		14,371		16,404		4,548		—		7,304		(1,716)		188,732
Income before income taxes and share of the profit of equity method accounted investees		28,792		16,060		388		(166)		699		—		26,479		(14,436)		57,816
Consolidated net income from continued operations		20,226		13,767		412		3,753		329		—		20,558		(14,606)		44,439
Consolidated net income from discontinued operations		—		—		—		—		—		32,238		—		—		32,238
Depreciation and amortization (2)		10,531		12,937		4,700		3,447		1,137		—		2,646		(1,381)		34,017
Non-cash items other than depreciation and amortization		1,707		509		148		1,296		13		—		(328)		2		3,347
Investments in equity method accounted investees		9,246		1,690		—		1		19		—		15,291		—		26,247
Total assets		273,512		176,836		39,833		64,888		25,124		25,819		294,247		(94,403)		805,856
Total liabilities		139,808		149,131		37,876		48,357		20,267		11,569		111,692		(91,213)		427,487
Investments in capital expenditures (3)		21,396		13,387		1,654		1,750		186		—		1,659		(1,421)		38,611

(1)Includes other companies and corporate (see Note 1).
(2)Includes bottle breakage.
(3)Includes acquisitions and disposals of property, plant and equipment, intangible assets, and other long-lived assets. The disposals of property, plant and equipment are for Ps. $400.

b)By Geographic Area:
The Company aggregates geographic areas to report geographical information: (i) Mexico and Central America (comprising the following countries: Mexico, Guatemala, Nicaragua, Costa Rica and Panama), (ii) the United States, (iii) South America (comprising the following countries: Brazil, Argentina, Colombia, Chile, Ecuador, Peru and Uruguay) and (iv) Europe (comprised of Valora). For further information related to aggregated geographic areas see Note 28.2 Disaggregation of revenue.
Geographic disclosure for the Company’s non-current assets is as follow:

	2025		2024
Mexico and Central America (1)	Ps.	330,720	Ps.	325,771
United States (3)		25,989		26,567
South America (2)		122,991		122,915
Europe		33,061		33,972
Consolidated	Ps.	512,761	Ps.	509,225

(1)Domestic (Mexico only) non-current assets were Ps. 313,570 and Ps. 306,649, as of December 31, 2025 and 2024, respectively.
(2)South America non-current assets includes Brazil, Argentina, Colombia, Chile, Peru, Uruguay and Ecuador. Brazilian non-current assets were Ps. 64,972 and Ps. 64,208, as of December 31, 2025 and 2024, respectively. Colombia’s non-current assets were Ps. 20,898 and Ps. 20,185, as of December 31, 2025 and 2024, respectively. Argentina’s non-current assets were Ps. 4,982 and Ps. 5,746, as of December 31, 2025 and 2024, respectively. Chile’s non-current assets were Ps.24,237 and Ps. 24,384, as of December 31, 2025 and 2024, respectively. Peru’s non-current assets were Ps 1,325. ,and Ps. 1,455 as of December 31, 2025 and 2024, respectively. Uruguay’s non-current assets were Ps. 2,583 and Ps. 2,345, as of December 31, 2025 and 2024, respectively. Ecuador’s non-current assets were Ps. 3,994 and Ps. 4,592 as of December 31, 2025 and 2024, respectively.
(3)During 2024 the Company completed the acquisition of Delek US Holdings, Inc. See Note 4.1.2